iShares
®
U.S. Industrials ETF
Schedule of Investments
(unaudited)
July 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 18.1%
ATI, Inc.
(a)
.............................. 32,883 $ 2,530,018
Axon Enterprise, Inc.
(a)
..................... 17,564 13,269,426
Boeing Co. (The)
(a)
........................ 170,531 37,830,597
BWX Technologies, Inc. .................... 21,514 3,268,622
Curtiss-Wright Corp. ....................... 8,836 4,331,584
General Dynamics Corp. .................... 59,478 18,533,940
General Electric Co. ....................... 247,456 67,080,372
HEICO Corp. ........................... 9,980 3,261,464
HEICO Corp., Class A ...................... 17,631 4,550,385
Howmet Aerospace, Inc. .................... 94,384 16,967,412
Huntington Ingalls Industries, Inc. .............. 9,209 2,568,022
Karman Holdings, Inc.
(a)(b)
................... 11,185 578,264
L3Harris Technologies, Inc. .................. 43,917 12,069,270
Leonardo DRS, Inc. ....................... 17,783 739,773
Loar Holdings, Inc.
(a)
....................... 9,979 737,548
Lockheed Martin Corp. ..................... 49,140 20,686,957
Northrop Grumman Corp. ................... 31,919 18,404,815
Rocket Lab Corp.
(a)
....................... 92,046 4,226,752
RTX Corp. ............................. 314,833 49,608,236
Spirit AeroSystems Holdings, Inc., Class A
(a)
....... 27,661 1,089,843
StandardAero, Inc.
(a)(b)
...................... 33,309 950,972
Textron, Inc. ............................ 42,313 3,290,682
TransDigm Group, Inc. ..................... 13,012 20,929,282
Woodward, Inc. .......................... 13,943 3,584,466
311,088,702
a
Air Freight & Logistics  — 2.0%
CH Robinson Worldwide, Inc. ................ 27,619 3,185,023
Expeditors International of Washington, Inc. ....... 32,227 3,746,066
FedEx Corp. ............................ 51,185 11,439,336
GXO Logistics, Inc.
(a)(b)
..................... 26,992 1,341,772
United Parcel Service, Inc., Class B ............ 172,753 14,884,399
34,596,596
a
Building Products  — 5.0%
A O Smith Corp. ......................... 27,176 1,923,789
AAON, Inc. ............................. 15,811 1,320,219
Advanced Drainage Systems, Inc. ............. 16,613 1,906,342
Allegion PLC ............................ 20,233 3,357,059
Armstrong World Industries, Inc. ............... 10,197 1,918,769
Builders FirstSource, Inc.
(a)
.................. 26,244 3,336,400
Carlisle Companies, Inc. .................... 10,078 3,574,767
Carrier Global Corp. ....................... 189,385 12,995,599
Fortune Brands Innovations, Inc. .............. 28,435 1,550,845
Hayward Holdings, Inc.
(a)
.................... 46,657 717,585
Johnson Controls International PLC ............ 155,394 16,316,370
Lennox International, Inc. ................... 7,555 4,600,995
Masco Corp. ............................ 49,607 3,379,725
Owens Corning .......................... 20,042 2,794,456
Simpson Manufacturing Co., Inc. .............. 9,948 1,784,970
Trane Technologies PLC .................... 52,456 22,979,924
Trex Co., Inc.
(a)(b)
......................... 25,071 1,610,561
86,068,375
a
Chemicals  — 2.3%
Axalta Coating Systems Ltd.
(a)
................ 51,643 1,462,530
Dow, Inc. .............................. 166,373 3,874,827
DuPont de Nemours, Inc. ................... 98,426 7,076,829
PPG Industries, Inc. ....................... 53,442 5,638,131
RPM International, Inc. ..................... 29,984 3,520,422
Sherwin-Williams Co. (The) .................. 54,898 18,164,650
39,737,389
a
Security Shares Value
a
Commercial Services & Supplies  — 1.6%
Cintas Corp. ............................ 80,921 $ 18,008,969
MSA Safety, Inc. ......................... 8,744 1,555,295
Tetra Tech, Inc. .......................... 62,969 2,313,481
Veralto Corp. ............................ 56,064 5,877,189
27,754,934
a
Construction & Engineering  — 2.3%
AECOM ............................... 31,211 3,518,728
API Group Corp.
(a)
........................ 86,627 3,124,636
Comfort Systems USA, Inc. .................. 8,176 5,750,181
EMCOR Group, Inc. ....................... 10,403 6,527,778
Everus Construction Group, Inc.
(a)
.............. 11,885 882,580
MasTec, Inc.
(a)
........................... 14,706 2,782,522
Quanta Services, Inc. ...................... 34,674 14,082,152
Valmont Industries, Inc. ..................... 4,669 1,699,282
WillScot Holdings Corp., Class A .............. 42,019 1,233,258
39,601,117
a
Construction Materials  — 2.0%
CRH PLC .............................. 159,469 15,221,316
Eagle Materials, Inc. ....................... 7,809 1,751,481
James Hardie Industries PLC
(a)
............... 34,229 887,900
Martin Marietta Materials, Inc. ................ 14,098 8,104,658
Vulcan Materials Co. ...................... 31,127 8,549,653
34,515,008
a
Consumer Finance  — 4.5%
American Express Co. ..................... 129,247 38,684,920
Capital One Financial Corp. .................. 147,912 31,801,080
Synchrony Financial ....................... 89,451 6,232,051
76,718,051
a
Containers & Packaging  — 1.6%
Amcor PLC ............................. 535,059 5,002,802
AptarGroup, Inc. ......................... 15,383 2,417,285
Ball Corp. .............................. 66,403 3,802,236
Crown Holdings, Inc. ...................... 27,208 2,703,387
Graphic Packaging Holding Co. ............... 70,480 1,575,933
Packaging Corp. of America ................. 20,802 4,030,387
Sealed Air Corp. ......................... 31,126 911,058
Silgan Holdings, Inc. ....................... 20,770 966,428
Smurfit WestRock PLC ..................... 122,861 5,452,571
Sonoco Products Co. ...................... 23,146 1,043,190
27,905,277
a
Diversified Consumer Services  — 0.0%
ADT, Inc. .............................. 95,899 800,757
a
Electrical Equipment  — 7.7%
Acuity, Inc. ............................. 7,270 2,263,515
AMETEK, Inc. ........................... 54,197 10,018,315
Eaton Corp. PLC ......................... 92,216 35,477,340
Emerson Electric Co. ...................... 132,646 19,301,319
GE Vernova, Inc. ......................... 64,332 42,477,776
Generac Holdings, Inc.
(a)(b)
................... 13,808 2,688,280
Hubbell, Inc. ............................ 12,610 5,516,623
nVent Electric PLC ........................ 38,298 3,003,329
Regal Rexnord Corp. ...................... 15,565 2,379,577
Rockwell Automation, Inc. ................... 26,609 9,358,651
Sensata Technologies Holding PLC ............ 34,101 1,048,947
133,533,672
a
Electronic Equipment, Instruments & Components  — 1.6%
Cognex Corp. ........................... 39,452 1,608,458
Crane NXT Co. .......................... 11,553 685,555
Keysight Technologies, Inc.
(a)
................. 40,457 6,631,307

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
U.S. Industrials ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Littelfuse, Inc. ........................... 5,798 $ 1,491,999
Ralliant Corp.
(a)
.......................... 26,718 1,221,547
Teledyne Technologies, Inc.
(a)
................. 10,931 6,023,200
Trimble, Inc.
(a)
........................... 56,013 4,698,931
Vontier Corp. ............................ 35,199 1,459,702
Zebra Technologies Corp., Class A
(a)
............ 12,001 4,068,579
27,889,278
a
Financial Services  — 18.7%
Affirm Holdings, Inc., Class A
(a)
................ 63,088 4,325,313
Block, Inc., Class A
(a)
...................... 128,294 9,911,995
Corpay, Inc.
(a)
........................... 16,029 5,178,169
Euronet Worldwide, Inc.
(a)
................... 9,535 926,611
Fidelity National Information Services, Inc. ........ 124,026 9,848,905
Fiserv, Inc.
(a)
............................ 129,835 18,039,275
Global Payments, Inc. ..................... 57,619 4,606,639
Jack Henry & Associates, Inc. ................ 17,112 2,905,874
Mastercard, Inc., Class A .................... 191,444 108,447,283
PayPal Holdings, Inc.
(a)
..................... 229,199 15,759,723
Shift4 Payments, Inc., Class A
(a)(b)
.............. 15,609 1,607,727
Visa, Inc., Class A ........................ 400,803 138,465,412
Western Union Co. (The) ................... 66,468 535,067
WEX, Inc.
(a)(b)
............................ 7,985 1,354,895
321,912,888
a
Ground Transportation  — 4.7%
CSX Corp. ............................. 441,901 15,705,161
JB Hunt Transport Services, Inc. .............. 18,766 2,703,242
Knight-Swift Transportation Holdings, Inc., Class A .. 36,984 1,571,820
Landstar System, Inc. ...................... 8,229 1,097,502
Norfolk Southern Corp. ..................... 53,140 14,772,920
Old Dominion Freight Line, Inc. ............... 43,816 6,539,538
Ryder System, Inc. ........................ 9,459 1,680,959
Saia, Inc.
(a)
............................. 6,263 1,892,929
Schneider National, Inc., Class B .............. 12,148 297,019
Union Pacific Corp. ....................... 140,729 31,237,616
XPO, Inc.
(a)(b)
............................ 26,959 3,242,898
80,741,604
a
Household Durables  — 0.2%
Mohawk Industries, Inc.
(a)
................... 12,063 1,381,334
TopBuild Corp.
(a)
......................... 6,857 2,540,039
3,921,373
a
Industrial Conglomerates  — 3.1%
3M Co. ................................ 126,809 18,922,439
Honeywell International, Inc. ................. 151,479 33,681,356
52,603,795
a
IT Services  — 2.3%
Accenture PLC, Class A .................... 147,308 39,345,967
a
Leisure Products  — 0.1%
Brunswick Corp. ......................... 15,606 909,674
a
Life Sciences Tools & Services  — 0.3%
Mettler-Toledo International, Inc.
(a)
............. 4,905 6,051,200
a
Machinery  — 13.3%
AGCO Corp. ............................ 14,602 1,722,598
Allison Transmission Holdings, Inc. ............. 19,971 1,798,788
Caterpillar, Inc. .......................... 108,961 47,727,097
CNH Industrial N.V. ....................... 206,371 2,674,568
Crane Co. .............................. 11,571 2,265,255
Cummins, Inc. ........................... 32,410 11,914,564
Deere & Co. ............................ 57,498 30,150,226
Security Shares Value
a
Machinery (continued)
Donaldson Co., Inc. ....................... 28,176 $ 2,027,827
Dover Corp. ............................ 31,883 5,775,287
Esab Corp. ............................. 13,407 1,798,817
Flowserve Corp. ......................... 30,634 1,716,729
Fortive Corp. ............................ 79,790 3,824,335
Gates Industrial Corp. PLC
(a)
................. 59,613 1,478,402
Graco, Inc. ............................. 39,035 3,278,159
IDEX Corp. ............................. 17,782 2,907,535
Illinois Tool Works, Inc. ..................... 68,968 17,653,739
Ingersoll Rand, Inc. ....................... 94,934 8,034,264
ITT, Inc. ............................... 18,955 3,221,592
Lincoln Electric Holdings, Inc. ................ 12,753 3,105,356
Middleby Corp. (The)
(a)
..................... 11,856 1,721,491
Nordson Corp. ........................... 12,670 2,714,041
Oshkosh Corp. .......................... 15,034 1,902,252
Otis Worldwide Corp. ...................... 93,090 7,976,882
PACCAR, Inc. ........................... 121,355 11,985,020
Parker-Hannifin Corp. ...................... 30,286 22,166,323
Pentair PLC ............................ 38,464 3,931,021
Snap-on, Inc. ........................... 12,053 3,871,303
Stanley Black & Decker, Inc. ................. 36,344 2,458,672
Toro Co. (The) ........................... 23,449 1,741,088
Westinghouse Air Brake Technologies Corp. ....... 39,873 7,657,610
Xylem, Inc. ............................. 57,211 8,273,855
229,474,696
a
Marine Transportation  — 0.1%
Kirby Corp.
(a)
............................ 13,455 1,282,396
a
Paper & Forest Products  — 0.1%
Louisiana-Pacific Corp. ..................... 14,887 1,345,934
a
Professional Services  — 4.5%
Amentum Holdings, Inc.
(a)
................... 37,431 934,652
Automatic Data Processing, Inc. ............... 95,889 29,677,646
Booz Allen Hamilton Holding Corp., Class A ....... 29,364 3,151,638
Equifax, Inc. ............................ 29,107 6,992,375
ExlService Holdings, Inc.
(a)
.................. 37,201 1,615,640
FTI Consulting, Inc.
(a)
...................... 7,861 1,307,677
Genpact Ltd. ............................ 37,842 1,666,940
Jacobs Solutions, Inc. ...................... 28,543 4,049,395
ManpowerGroup, Inc. ...................... 10,960 452,100
Paychex, Inc. ........................... 75,874 10,950,894
Paylocity Holding Corp.
(a)
................... 10,601 1,959,913
Robert Half, Inc. ......................... 23,252 858,231
TransUnion ............................. 45,835 4,363,034
Verisk Analytics, Inc. ....................... 32,968 9,188,511
77,168,646
a
Semiconductors & Semiconductor Equipment  — 0.1%
MKS, Inc. .............................. 15,803 1,504,129
a
Software  — 0.6%
Aurora Innovation, Inc., Class A
(a)
.............. 231,604 1,345,619
BILL Holdings, Inc.
(a)
....................... 21,670 928,559
Fair Isaac Corp.
(a)
......................... 5,583 8,021,208
10,295,386
a
Trading Companies & Distributors  — 3.1%
Air Lease Corp., Class A .................... 24,451 1,354,585
Applied Industrial Technologies, Inc. ............ 8,962 2,433,183
Core & Main, Inc., Class A
(a)
.................. 44,833 2,853,172
Ferguson Enterprises, Inc. ................... 45,619 10,188,091
FTAI Aviation Ltd. ......................... 23,954 3,296,310
MSC Industrial Direct Co., Inc., Class A .......... 10,329 894,698
QXO, Inc.
(a)
............................. 139,936 2,807,116

iShares
®
U.S. Industrials ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2025
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Trading Companies & Distributors (continued)
United Rentals, Inc. ....................... 15,266 $ 13,478,962
Watsco, Inc. ............................ 8,179 3,687,748
WESCO International, Inc. ................... 11,263 2,330,991
WW Grainger, Inc. ........................ 10,417 10,828,888
54,153,744
Total Long-Term Investments — 99.9%
(Cost: $1,431,916,226) ............................... 1,720,920,588
a
Short-Term Securities
Money Market Funds  —  0.5%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.44%
(c)(d)(e)
...................... 7,071,482 7,074,311
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.30%
(c)(d)
............................ 1,358,633 1,358,633
a
Total Short-Term Securities — 0.5%
(Cost: $8,432,035) .................................. 8,432,944
Total Investments — 100.4%
(Cost: $1,440,348,261) ............................... 1,729,353,532
Liabilities in Excess of Other Assets — (0.4)% ............... (6,437,273)
Net Assets — 100.0% ................................. $ 1,722,916,259
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
  Shares Held
at 07/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 7,204,493  $ —  $ (130,114)
(a)
$ 320  $ (388) $ 7,074,311  7,071,482  $ 5,294
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 1,804,346  —  (445,713)
(a)
—  —  1,358,633  1,358,633  19,698  —
$ 320  $ (388)
$ 8,432,944
$ 24,992  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Industrial Select Sector Index ......................................................... 11 09/19/25 $ 1,694 $ 43,459

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
U.S. Industrials ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,720,920,588  $ —  $ —  $ 1,720,920,588
Short-Term Securities
Money Market Funds ...................................... 8,432,944  —  —  8,432,944
$ 1,729,353,532  $ —  $ —  $ 1,729,353,532
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 43,459  $ —  $ —  $ 43,459
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.